April 27, 2021

VIA EDGAR CORRESPONDENCE

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	The Mexico Equity and Income Fund, Inc. (File Number: 811-06111) Registration Statement on Form N-2

To Whom it May Concern:

On behalf of our client, The Mexico Equity and Income Fund, Inc., transmitted herewith is a copy of a Registration Statement on Form N-2, for filing under the Securities Act of 1933 and the Investment Company Act of 1940.

The filing fee for this Registration Statement has been transmitted to you.

Please contact me at (212) 885-5205 or Thomas R. Westle at (212) 885-5239 with any comments or questions you may have or for any further information you may desire.

Very truly yours,

/s/ Margaret M. Murphy

Margaret M. Murphy